                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-0800

                    Van Kampen Select Sector Municipal Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


                   522 Fifth Avenue, New York, New York 10036
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
                   522 Fifth Avenue, New York, New York 10036
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 10/31

Date of reporting period: 7/31/07

Item 1.  Schedule of Investments.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

VAN KAMPEN SELECT SECTOR MUNICIPAL TRUST
PORTFOLIO OF INVESTMENTS - JULY 31, 2007 (UNAUDITED)


PAR
AMOUNT
(000)     DESCRIPTION                                                   COUPON       MATURITY        VALUE
--------------------------------------------------------------------------------------------------------------
          MUNICIPAL BONDS   187.7%
          ALABAMA   4.4%
$   1,000 Birmingham Baptist Med Ctr AL
             Spl Care Fac Fin Auth Rev
             Baptist Hlth Sys Inc Ser A .........................        5.000%      11/15/30    $     985,710
    3,420 University AL at Birmigham
             Hosp Rev Ser A (AMBAC Insd) (a) ....................        5.000       09/01/36        3,534,621
    4,880 University AL at Birmigham
             Hosp Rev Ser A (MBIA-
             IBC Insd) (a) ......................................        5.000       09/01/41        5,021,593
                                                                                                 -------------
                                                                                                     9,541,924
                                                                                                 -------------
          ALASKA   0.6%
    1,500 Northern Tob Sec Corp AK Tob
             Settlement Rev Asset Bkd Ser A .....................        5.000       06/01/46        1,372,305
                                                                                                 -------------

          ARIZONA   2.6%
    1,750 Glendale, AZ Indl Dev Auth Rfdg .......................        5.000       12/01/35        1,717,362
    4,000 University Med Ctr Corp AZ Hosp Rev ...................        5.000       07/01/35        3,955,320
                                                                                                 -------------
                                                                                                     5,672,682
                                                                                                 -------------
          ARKANSAS   1.3%
    2,780 Washington Cnty, AR Hosp Rev
             Regl Med Ctr Rfdg Ser B ............................        5.000       02/01/30        2,748,530
                                                                                                 -------------

          CALIFORNIA   22.8%
    5,000 Alameda Corridor Transn Auth CA
             Conv Cap Apprec Sub Lien
             Rfdg Ser A (AMBAC Insd) (b) ........................      0/5.400       10/01/24        4,124,850
    1,125 California Cnty, CA Tob Sec Agy
             Tob Asset Bkd Merced Cnty
             Rfdg Ser A .........................................        5.250       06/01/45        1,074,330
    1,000 California Cnty, CA Tob Sec Agy
             Tob Asset Bkd Sonoma Cnty
             Corp Rfdg ..........................................        5.125       06/01/38          946,660
    1,000 California Hlth Fac Fin Auth Rev
             Cedars Sinai Med Ctr Rfdg ..........................        5.000       11/15/27        1,012,110
    1,200 California Hlth Fac Fin Auth Rev
             Kaiser Permanente Ser A ............................        5.250       04/01/39        1,223,340
    1,800 California Hsg Fin Agy Rev Home
             Mtg Ser G (AMT) (a) ................................        4.950       08/01/23        1,811,601
    1,200 California Hsg Fin Agy Rev Home
             Mtg Ser G (AMT) (a) ................................        5.050       02/01/29        1,207,734
      500 California Pollutn Ctl Fin Auth
             Solid Waste Disp Rev Waste
             Mgmt Inc Proj Ser B (AMT) ..........................        5.000       07/01/27          485,550
       15 California Rural Home Mtg Fin
             Auth Single Family Mtg Rev Ser
             C (GNMA Collateralized)
             (AMT) ..............................................        7.800       02/01/28           15,267
    2,000 California St (MBIA-IBC Insd)
             (Prerefunded @ 02/01/12) ...........................        5.000       02/01/32        2,106,280

      715 California St (AMBAC Insd) ............................        5.125       10/01/27          723,351
    4,290 California St (AMBAC Insd)
             (Prerefunded @ 10/01/07) ...........................        5.125       10/01/27        4,342,552
    3,185 California Statewide Cmntys Dev
             Auth Rev Daughters of Charity
             Hlth Ser A .........................................        5.000       07/01/39        3,112,828
    1,250 California Statewide Cmntys Dev
             Auth Rev Daughters of Charity
             Hlth Ser A .........................................        5.250       07/01/30        1,267,313
    1,000 California Statewide Cmntys Dev
             Auth Rev Hlth Fac Adventist
             Hlth Ser A .........................................        5.000       03/01/30        1,003,710
    1,200 California Statewide Cmntys Dev
             Auth Rev Kaiser Permanente
             Ser B ..............................................        5.000       03/01/41        1,198,008
    2,000 California Statewide Cmntys Dev
             Auth Rev Kaiser Permanente
             Ser B ..............................................        5.250       03/01/45        2,031,660
    5,000 Foothill/Eastern Corridor Agy CA
             Toll Rd Rev Conv Cap Apprec
             Rfdg (b) ...........................................      0/5.800       01/15/20        4,717,550
    1,465 Los Angeles Cnty, CA Met Transn
             Auth Sales Tax Rev Prop C
             Second Sr Rfdg Ser A
             (AMBAC Insd) .......................................        5.000       07/01/23        1,490,095
    2,000 Los Angeles Cnty, CA Pub Wks
             Fin Auth Rev Sr Lien Rfdg Ser
             A (FSA Insd) .......................................        5.500       10/01/18        2,174,280
    3,500 Palm Springs, CA Fin Auth Lease
             Rev Convention Ctr Proj Ser A
             (MBIA Insd) ........................................        5.500       11/01/35        3,797,815
    1,500 Rancho Mirage, CA Jt Pwrs Fin
            Auth Rev Eisenhower Med Ctr
            Ser A (d) ...........................................        5.000       07/01/47        1,486,860
    1,000 Tobacco Sec Auth Northn CA Tob
             Settlement Rev Asset Bkd Bds
             Ser A1 .............................................        5.375       06/01/38          983,650
    2,000 Tobacco Sec Auth Southn CA
             Tob Settlement Ser A1 ..............................        5.000       06/01/37        1,858,200
    5,000 Tobacco Sec Auth Southn CA
             Tob Settlement Ser A1 ..............................        5.125       06/01/46        4,673,700
                                                                                                 -------------
                                                                                                    48,869,294
                                                                                                 -------------
          COLORADO   6.5%
    5,000 Colorado Ed & Cultural Fac
             Charter Sch Proj (XLCA Insd) .......................        5.500       05/01/36        5,331,350
    1,000 Colorado Hlth Fac Auth Rev
             Catholic Hlth Initiatives Ser
             A (e) ..............................................        5.500       03/01/32        1,060,920
    1,250 Colorado Hlth Fac Auth Rev
             Covenant Retirement Cmnty
             Inc ................................................        5.000       12/01/35        1,224,675
    1,000 Colorado Hlth Fac Auth Rev Hosp
             Parkview Med Ctr Proj ..............................        6.500       09/01/20        1,080,960
    1,000 Colorado Hlth Fac Auth Rev Hosp
             Portercare Adventist Hlth
             (Prerefunded @ 11/15/11) ...........................        6.500       11/15/31        1,111,220
       20 Colorado Hsg Fin Auth Single
             Family Pgm Sr Ser C1 (AMT) .........................        7.550       11/01/27           20,311

    1,500 Montrose, CO Mem Hosp .................................        6.000       12/01/33        1,587,990
    1,000 Park Creek Met Dist CO Rev Sr
             Ltd Tax Ppty Tax Rfdg ..............................        5.500       12/01/30        1,045,160
    1,500 Southlands Met Dist No 1 CO
             Rfdg & Impt (Radian Insd) ..........................        5.250       12/01/34        1,540,230
                                                                                                 -------------
                                                                                                    14,002,816
                                                                                                 -------------
          CONNECTICUT   0.7%
    1,500 Mashantucket Western Pequot
             Tribe CT Spl Rev Ser A
             (Prerefunded @ 09/01/07) (c) .......................        6.400       09/01/11        1,518,225
                                                                                                 -------------

          FLORIDA   0.7%
      115 Escambia Cnty, FL Hlth Fac Auth
             Hlth Fac Rev FL Hlthcare
             (AMBAC Insd) .......................................        5.950       07/01/20          119,131
    1,300 Highlands Cnty, FL Hlth Fac Auth
             Rev Adventist Hlth Sys Ser C .......................        5.250       11/15/36        1,316,575
                                                                                                 -------------
                                                                                                     1,435,706
                                                                                                 -------------
          GEORGIA   3.6%
    4,000 Augusta, GA Wtr & Swr Rev
             (FSA Insd) .........................................        5.250       10/01/22        4,176,800
    1,425 Georgia Muni Elec Auth Pwr Rev
             Rfdg Ser A (FGIC Insd) (e) .........................        5.500       01/01/12        1,499,912
    1,870 Georgia Muni Elec Auth Pwr Rev
             Ser A (FGIC Insd) (g) ..............................        5.500       01/01/12        1,952,280
                                                                                                 -------------
                                                                                                     7,628,992
                                                                                                 -------------
          ILLINOIS   7.7%
    1,305 Chicago, IL 2006 Proj Rfdg Ser A
             (MBIA Insd) ........................................        5.500       01/01/38        1,371,411
    2,000 Chicago, IL O'Hare Intl Arpt Rev
             Gen Arpt Third Lien Rfdg Ser A
             (MBIA Insd) (AMT) ..................................        5.375       01/01/32        2,063,240
    2,540 Chicago, IL O'Hare Intl Arpt Rev
             Second Lien Passenger Fac Ser
             A (AMBAC Insd) (AMT) ...............................        5.375       01/01/32        2,617,673
    1,885 Chicago, IL Tax Increment Alloc
             Sub Cent Rev Loop Ser A (ACA
             Insd) ..............................................        6.500       12/01/08        1,941,079
      285 Cook Cnty, IL Sch Dist No. 100
             Berwyn South (FSA Insd) ............................        8.100       12/01/15          365,156
    1,000 Illinois Fin Auth Rev Northwestern
             Mem Hosp Ser A .....................................        5.500       08/15/43        1,070,880
    1,000 Illinois Fin Auth Rev Rfdg Christian
             Homes Inc Ser A ....................................        5.750       05/15/31        1,005,480
    1,335 Illinois Fin Auth Solid Waste Rev
             Disp Waste Mgmt Inc Proj Ser
             A (AMT) ............................................        5.050       08/01/29        1,296,165
    1,350 Illinois Fin Auth Student Hsg Rev
             MJH Ed Assistance IV Sr Ser A ......................        5.125       06/01/35        1,338,039
    2,300 Illinois Hsg Dev Auth Rev
             Homeowner Mtg Sub Ser C-2
             (AMT) ..............................................        5.150       08/01/37        2,318,101
    1,225 Pekin, IL Mtg Rev United Auto
             Workers Inc Proj Ser A (GNMA
             Collateralized) ....................................        5.250       05/20/34        1,246,058
                                                                                                 -------------
                                                                                                    16,633,282
                                                                                                 -------------

          INDIANA   9.4%
    3,065 Allen Cnty, IN War Mem Coliseum
             Additions Bldg Corp Ser A
             (AMBAC Insd) (Prerefunded @
             11/01/11) ..........................................        5.750       11/01/25        3,322,828
    3,505 East Chicago, IN Elem Sch Bldg
             Corp First Mtg Rfdg (AMBAC
             Insd) (g) ..........................................        6.250       01/05/16        3,866,751
    1,000 Indiana St Dev Fin Auth Rev Rfdg
             (AMT) ..............................................        5.950       08/01/30        1,012,810
    5,000 Indianapolis, IN Loc Pub Impt Bd
             Bk Arpt Auth Proj Ser B
             (MBIA Insd) (AMT) (a) ..............................        5.250       01/01/24        5,240,263
    6,480 Indianapolis, IN Loc Pub Impt Bd
             Bk Arpt Auth Proj Ser B
             (MBIA Insd) (AMT) (a) ..............................        5.250       01/01/25        6,791,380
                                                                                                 -------------
                                                                                                    20,234,032
                                                                                                 -------------
          IOWA   11.5%
    1,125 Coralville, IA Ctf Partn Ser D ........................        5.250       06/01/26        1,161,844
    1,515 Des Moines, IA Pub Pkg Sys Rev
             Ser A (FGIC Insd) ..................................        5.750       06/01/14        1,590,902
    2,500 Tobacco Settlement Auth IA Tob
             Settlement Rev Asset Bkd Ser C .....................        5.375       06/01/38        2,459,125
    8,980 Xenia Rural Wtr Dist IA Wtr Rev
             (CIFG Insd) (a) ....................................        4.500       12/01/41        9,225,468
   10,000 Xenia Rural Wtr Dist IA Wtr Rev
             (CIFG Insd) (a) ....................................        5.000       12/01/41       10,273,350
                                                                                                 -------------
                                                                                                    24,710,689
                                                                                                 -------------
          KANSAS   3.0%
       70 Cowley Cnty, KS Uni Sch Dist No
             465 Winfield Impt Rfdg (MBIA
             Insd) (g) ..........................................        5.250       10/01/21           74,128
    1,000 Lawrence, KS Hosp Rev
             Lawrence Mem Hosp ..................................        5.125       07/01/36        1,007,070
    1,500 Overland Pk, KS Dev Corp Rev
             First Tier Ser A ...................................        7.375       01/01/32        1,613,670
    3,500 Wamego, KS Pollutn Ctl Rev KS
             Gas & Elec Co Proj Rfdg (MBIA
             Insd) ..............................................        5.300       06/01/31        3,677,415
                                                                                                 -------------
                                                                                                     6,372,283
                                                                                                 -------------
          KENTUCKY   2.3%
    5,010 Louisville & Jefferson Cnty KY
              Met Govt Hlth Sys Rev Norton
              Hlthcare Inc. (a) .................................        5.250       10/01/36        5,036,336
                                                                                                 -------------

          LOUISIANA   5.4%
    7,930 Ernest N Morial New Orleans, LA
             Exhibit Hall Auth Spl Tax Sr Sub
             Ser A (AMBAC Insd) (g) .............................        5.250       07/15/18        8,334,668
      975 Louisiana Hsg Fin Agy Rev Azalea
             Estates Rfdg Ser A (GNMA
             Collateralized) (AMT) ..............................        5.375       10/20/39          999,658
    2,000 New Orleans, LA Rfdg (FGIC
             Insd) ..............................................        5.500       12/01/21        2,155,600
                                                                                                 -------------
                                                                                                    11,489,926
                                                                                                 -------------

          MARYLAND   13.0%
    2,000 Baltimore, MD Convention Ctr
             Hotel Rev Ser A
             (XLCA Insd) (a) ....................................        5.250       09/01/24        2,146,295
   10,500 Maryland St Cmnty Dev Admin
             Dept Hsg & Cmnty  Dev
             Residential Ser L (AMT) (a) ........................        4.900       09/01/31       10,360,823
   11,720 Maryland St Cmnty Dev Admin
             Dept Hsg & Cmnty  Dev
             Residential Ser L (AMT) (a) ........................        4.950       09/01/38       11,602,947
      800 Maryland St Econ Dev Corp
             Student Hsg Rev Collegiate Hsg
             Salisbury Ser A ....................................        6.000       06/01/19          829,328
    1,000 Maryland St Econ Dev Corp Univ
             MD College Pk Proj
             (Prerefunded @ 06/01/13) ...........................        5.625       06/01/35        1,093,910
    2,000 Maryland St Hlth & Higher Ed Fac
             Auth Rev MD Inst College of Art ....................        5.000       06/01/40        1,960,340
                                                                                                 -------------
                                                                                                    27,993,643
                                                                                                 -------------
          MASSACHUSETTS   3.2%
    2,000 Massachusetts St Dev Fin Agy
             Semass Sys Ser A (MBIA
             Insd) ..............................................        5.625       01/01/15        2,140,400
    1,800 Massachusetts St Hlth & Ed Fac
             Auth Rev Univ MA Mem Issue
             Ser D ..............................................        5.000       07/01/33        1,765,314
    1,705 Massachusetts St Hlth & Ed Fac
             Auth Rev Vly Regl Hlth Sys Ser
             C (Connie Lee Insd) (g) ............................        7.000       07/01/09        1,798,877
    1,145 Massachusetts St Indl Fin Agy
             Rev Wtr Treatment Amern
             Hingham (AMT) ......................................        6.750       12/01/20        1,158,855
                                                                                                 -------------
                                                                                                     6,863,446
                                                                                                 -------------
          MICHIGAN   1.0%
    1,000 Kent Hosp Fin Auth MI Rev Met
             Hosp Proj Ser A ....................................        5.250       07/01/30        1,009,950
    1,000 Kent Hosp Fin Auth MI Rev Met
             Hosp Proj Ser A ....................................        6.250       07/01/40        1,083,900
                                                                                                 -------------
                                                                                                     2,093,850
                                                                                                 -------------
          MINNESOTA   0.9%
    1,000 Dakota Cnty, MN Cmnty Dev Agy
             Multi-Family Hsg Rev Commons
             on Marice Proj Rfdg Ser A ..........................        5.000       05/01/42          930,830
    1,000 Saint Paul, MN Hsg & Redev Auth
             Hosp Rev Hltheast Proj .............................        6.000       11/15/35        1,066,050
                                                                                                 -------------
                                                                                                     1,996,880
                                                                                                 -------------
          MISSISSIPPI   0.8%
    1,750 Mississippi Dev Bk Spl Oblig Cap
             Proj & Equip Acquisition Ser A2
             (AMBAC Insd) .......................................        5.000       07/01/24        1,756,878
                                                                                                 -------------

          MISSOURI   4.3%
      205 Cape Girardeau Cnty, MO Indl
             Dev Auth Hlthcare Fac Rev
             Southeast MO Hosp Assoc ............................        5.625       06/01/27          211,535
    1,045 Cape Girardeau Cnty, MO Indl
             Dev Auth Hlthcare Fac Rev
             Southeast MO Hosp Assoc
             (Prerefunded @ 06/01/12) ...........................        5.625       06/01/27        1,122,936
    1,375 Missouri St Hlth & Ed Fac Auth
             Hlth Fac Rev Sr Living Fac
             Lutheran Ser A .....................................        5.375       02/01/35        1,410,805

    3,855 Missouri St Hlth & Ed Fac Auth
             Hlth Fac Rev SSM Hlthcare
             Rfdg Ser AA (MBIA Insd) (e) ........................        6.400       06/01/10        4,119,222
    2,250 Saint Charles, MO Ctf Partn Ser B .....................        5.500       05/01/18        2,372,040
                                                                                                 -------------
                                                                                                     9,236,538
                                                                                                 -------------
          NEBRASKA   0.9%
    1,965 Omaha Pub Pwr Dist NE Elec
             Rev Sys Ser A ......................................        5.000       02/01/39        2,015,952
                                                                                                 -------------

          NEVADA   1.2%
    1,500 Clark Cnty, NV Indl Dev Rev
             Southwest Gas Corp Proj Ser A
             (FGIC Insd) (AMT) ..................................        4.750       09/01/36        1,470,495
    1,000 Clark Cnty, NV Indl Dev Rev
             Southwest Gas Corp Proj Ser A
             (AMBAC Insd) (AMT) .................................        5.250       07/01/34        1,037,800
                                                                                                 -------------
                                                                                                     2,508,295
                                                                                                 -------------
          NEW JERSEY   10.3%
    1,000 New Jersey Econ Dev Auth Rev
             Cig Tax ............................................        5.500       06/15/31        1,046,340
      700 New Jersey Econ Dev Auth Rev
             Cig Tax ............................................        5.750       06/15/29          745,997
    2,500 New Jersey Econ Dev Auth Wtr
             Fac Rev NJ Amern Wtr Co Inc
             Proj Ser A (FGIC Insd) (AMT) .......................        6.875       11/01/34        2,528,550
    6,500 New Jersey Econ Dev Auth Wtr
             Fac Rev NJ Amern Wtr Co Inc
             Ser A (AMBAC Insd) (AMT) ...........................        5.250       11/01/32        6,737,510
   10,000 Tobacco Settlement Fin Corp NJ
             Ser 1A .............................................        5.000       06/01/29        9,459,300
    1,795 Tobacco Settlement Fin Corp NJ
             Ser 1A .............................................        5.000       06/01/41        1,656,426
                                                                                                 -------------
                                                                                                    22,174,123
                                                                                                 -------------
          NEW MEXICO   1.3%
    1,500 Jicarilla, NM Apache Nation Rev
             Adj Ser A (Acquired 10/23/03,
             Cost $1,514,910) (h) ...............................        5.000       09/01/18        1,553,100
    1,250 Jicarilla, NM Apache Nation Rev
             Adj Ser A (Acquired 10/23/03,
             Cost $1,275,475) (h) ...............................        5.500       09/01/23        1,331,888
                                                                                                 -------------
                                                                                                     2,884,988
                                                                                                 -------------
          NEW YORK   17.5%
    2,500 Liberty, NY Dev Corp Rev
             Goldman Sachs Headquarters .........................        5.250       10/01/35        2,658,525
    1,000 Nassau Cnty, NY Tob Settlement
             Corp Asset Bkd Ser A ...............................        5.000       06/01/35          973,410
    1,000 Nassau Cnty, NY Tob Settlement
             Corp Asset Bkd Ser A ...............................        5.125       06/01/46          981,250
    1,500 New York City Hsg Dev Corp
             Multi-Family Hsg Rev Ser A
             (AMT) ..............................................        5.500       11/01/34        1,532,190
    3,500 New York City Hsg Dev Corp
             Multi-Family Rent Hsg Rev
             Progress of Peoples Dev Ser B
             (FNMA Collateralized) (AMT) ........................        4.950       05/15/36        3,460,030

    1,850 New York City Indl Dev Agy Civic
             Fac Rev Touro College Proj Ser
             A (Acquired 06/25/99 and
             06/29/99, Cost $1,850,000) (h) .....................        6.350       06/01/29        1,941,261
    1,400 New York City Indl Dev Agy Spl
             Fac Amern Airlines JFK Intl Arpt
             (AMT) ..............................................        7.625       08/01/25        1,636,614
        5 New York City Ser C ...................................        7.250       08/15/24            5,013
    5,000 New York City Transitional Fin
             Auth Future Tax Sec Ser B ..........................        5.000       08/01/22        5,230,450
    4,000 New York City Transitional Fin
             Auth Future Tax Sec Ser D
             (MBIA Insd) ........................................        5.250       02/01/20        4,227,480
       15 New York St Dorm Auth Rev
             Mental Hlth Svc Fac (FSA
             Insd) (g) ..........................................        5.875       08/15/16           15,883
       20 New York St Dorm Auth Rev
             Mental Hlth Svc Fac (FSA Insd)
             (Prerefunded @ 8/15/10) (g) ........................        5.875       08/15/16           21,233
    1,500 New York St Dorm Auth Rev Mt
             Sinai NYU Hlth .....................................        5.500       07/01/26        1,513,065
    1,000 New York St Dorm Auth Rev Non
             St Supported Debt NYU Hosp
             Ctr Ser A ..........................................        5.000       07/01/26          993,310
    2,000 New York St Dorm Auth Rev Secd
             Hosp Gen Hosp Rfdg Ser N ...........................        5.750       02/15/18        2,164,580
    1,975 New York St Mtg Agy Rev Ser 101
             (AMT) ..............................................        5.400       04/01/32        2,007,212
    6,880 Port Auth NY & NJ Cons 144th (a) ......................        5.000       10/01/35        7,122,588
    1,000 Westchester Tob Asset Sec Corp NY .....................        5.125       06/01/38          992,260
                                                                                                 -------------
                                                                                                    37,476,354
                                                                                                 -------------
          NORTH CAROLINA   4.2%
    1,250 Charlotte, NC Arpt Rev Rfdg
             Charlotte Douglas Intl Ser A
             (AMBAC Insd) (d) ...................................        5.000       07/01/36        1,290,912
    3,000 Charlotte, NC Ctf Partn
             Convention Fac Proj Rfdg Ser A .....................        5.500       08/01/19        3,226,530
    2,600 North Carolina Med Care Commn
              Hlth Sys Rev Mission Hlth
              Combined Group (a) ................................        5.000       10/01/36        2,621,489
    1,700 North Carolina Muni Pwr Agy No 1
             Catawba Elec Rev Ser A (MBIA
             Insd) ..............................................        5.250       01/01/19        1,787,720
                                                                                                 -------------
                                                                                                     8,926,651
                                                                                                 -------------
          OHIO   2.4%
    1,000 Cuyahoga Cnty, OH Hosp Fac
             Rev Canton Inc Proj ................................        7.500       01/01/30        1,088,300
    1,000 Delaware Cnty, OH Hlthcare Fac
             Rev Mtg Centrum at Willow
             Brook (FHA Gtd) ....................................        6.550       02/01/35        1,001,660
      755 Ohio Hsg Fin Agy Mtg Rev
             Residential Ser A-1 (GNMA
             Collateralized) (AMT) ..............................        6.050       09/01/17          770,651
      580 Toledo Lucas Cnty, OH Port Auth
             Dev Rev Northwest OH Bd Fd
             Ser C (AMT) ........................................        6.000       05/15/11          603,090
    1,650 Toledo Lucas Cnty, OH Port Auth
             Dev Rev Northwest OH Bd Fd
             Ser C (AMT) ........................................        6.375       11/15/32        1,764,840
                                                                                                 -------------
                                                                                                     5,228,541
                                                                                                 -------------

          OKLAHOMA   6.2%
    3,905 Jenks, OK Aquarium Auth Rev
             Rfdg (MBIA Insd) ...................................        5.250       07/01/29        4,150,273
    1,475 Jenks, OK Aquarium Auth Rev
             Rfdg (MBIA Insd) ...................................        5.250       07/01/33        1,564,002
    1,000 Mc Alester, OK Pub Wks Auth
             Util Sys Rev Cap Apprec (FSA
             Insd) ..............................................          *         02/01/31          329,530
    5,000 Tulsa Cnty, OK Indl Auth Hlthcare
             Rev Saint Francis Hlth Sys (a) .....................        5.000       12/15/36        5,031,350
    2,000 Tulsa Cnty, OK Pub Fac Auth
             Cap Impt Rev (AMBAC Insd)
             (Prerefunded @ 11/01/09) ...........................        6.250       11/01/22        2,143,800
                                                                                                 -------------
                                                                                                    13,218,955
                                                                                                 -------------
          PENNSYLVANIA   1.5%
    3,000 Montour, PA Sch Dist (FSA
             Insd) (d) ..........................................        5.000       04/01/37        3,122,310
                                                                                                 -------------

          SOUTH CAROLINA   9.8%
    2,420 Beaufort Cnty, SC Tax Increment
             New Riv Redev Proj Area (MBIA
             Insd) (g) ..........................................        5.500       06/01/20        2,589,642
   10,000 Charleston Ed Excellence Fin
             Corp SC Rev Charleston Cnty
             Sch Dist  (a) ......................................        5.250       12/01/26       10,547,800
    3,000 Dorchester Cnty, SC Sch District
             No 002 Installment Pur Rev
             Growth .............................................        5.000       12/01/30        3,074,010
    3,000 Medical Univ SC Hosp Auth Fac
             Mtg Rfdg Ser A (MBIA Insd) .........................        5.250       08/15/24        3,163,080
    1,500 South Carolina Jobs Econ Dev
             Auth Indl Rev Elec & Gas Co
             Proj Ser A (AMBAC Insd) ............................        5.200       11/01/27        1,565,460
                                                                                                 -------------
                                                                                                    20,939,992
                                                                                                 -------------
          SOUTH DAKOTA   0.6%
    1,250 South Dakota St Hlth & Ed Fac
             Auth Rev Children's Care Hosp
             Rfdg (Prerefunded @
             11/01/09) ..........................................        6.125       11/01/29        1,322,813
                                                                                                 -------------

          TENNESSEE   4.3%
    1,250 Chattanooga, TN Hlth Ed & Hsg
             Fac Brd Rev CDFI Phase I LLC
             Proj Rfdg Ser B ....................................        6.000       10/01/35        1,290,150
    1,500 Elizabethton, TN Hlth & Ed Fac
             Brd Rev Hosp First Mtg Impt &
             Rfdg Ser B .........................................        8.000       07/01/33        1,726,725
    1,000 Johnson City, TN Hlth & Ed Fac
             Brd Hosp Rev First Mtg MTN St
             Hlth Rfdg Ser A (MBIA-IBC
             Insd) ..............................................        7.500       07/01/25        1,175,020
    3,000 Sullivan Cnty, TN Hlth Ed & Hsg
             Fac Brd Hosp Rev Wellmont
             Hlth Sys Proj Ser C ................................        5.250       09/01/26        3,050,790

    2,000 Sullivan Cnty, TN Hlth Ed & Hsg
             Fac Brd Hosp Rev Wellmont
             Hlth Sys Proj Ser C ................................        5.250       09/01/36        2,010,660
                                                                                                 -------------
                                                                                                     9,253,345
                                                                                                 -------------

          TEXAS   7.6%
    1,000 Alliance Arpt Auth Inc TX Spl Fac
             Rev FedEx Corp Proj Rfdg
             (AMT) ..............................................        4.850       04/01/21          980,840
    3,000 Austin, TX Conv Enterprises Inc
             Convention Ctr Second Tier
             Rfdg Ser B .........................................        5.750       01/01/34        3,094,440
    2,000 Dallas-Fort Worth, TX Intl Arpt
             Rev Jt Ser A (FSA Insd) (AMT) ......................        5.500       11/01/21        2,118,380
    5,720 Houston, TX Util Sys Rev First
             Lien Rfdg Ser A (FSA Insd) .........................        5.250       05/15/21        6,067,719
    1,250 Matagorda Cnty, TX Navig Dist No
             1 Rev Coll Centerpoint Energy
             Proj Rfdg ..........................................        5.600       03/01/27        1,304,162
    2,000 North Cent, TX Hlth Fac Dev Corp
             Rev Hosp Childrens Med Ctr
             Dallas (AMBAC Insd) ................................        5.250       08/15/32        2,082,260
      750 Tarrant Cnty, TX Cultural Ed Fac Fin
             Corp Retirement Fac Buckingham
             Sr Living Cmnty Inc (d) ............................        5.750       11/15/37          765,398
                                                                                                 -------------
                                                                                                    16,413,199
                                                                                                 -------------
          VIRGINIA   1.2%
    1,000 Richmond, VA Indl Dev Auth Govt
             Fac Rev Bds (AMBAC Insd) ...........................        5.000       07/15/15        1,069,940
    1,400 Tobacco Settlement Fin Corp VA
             Asset Bkd ..........................................        5.500       06/01/26        1,517,418
                                                                                                 -------------
                                                                                                     2,587,358
                                                                                                 -------------
          WASHINGTON   8.5%
    1,500 Chelan Cnty, WA Pub Util Dist No
             001 Cons Rev Chelan Hydro
             Ser A (MBIA Insd) (AMT) ............................        5.600       01/01/36        1,579,185
    1,370 Energy Northwest WA Elec Rev
             Proj No 3 Rfdg Ser A (FSA
             Insd) ..............................................        5.500       07/01/18        1,455,762

    1,000 Grant Cnty, WA Pub Util Dist No
             002 Wanapum Hydro Elec Rev
             Rfdg Ser B (MBIA Insd) (AMT) .......................        5.375       01/01/18        1,031,380
    3,465 Seattle, WA Drain & Wastewtr
             Rev Rfdg (FGIC Insd) (g) ...........................        5.250       07/01/21        3,638,319
    5,000 Spokane, WA Pub Fac Dist Hotel
             Motel & Sales Use Tax (MBIA
             Insd) ..............................................        5.250       09/01/33        5,228,150
    2,000 Washington St Hlthcare Fac
             Overlake Hosp Med Ctr Ser B
             (ACA Insd) .........................................        5.000       07/01/30        1,983,740
    3,000 Washington St Ser B ...................................        5.500       05/01/18        3,239,700
                                                                                                 -------------
                                                                                                    18,156,236
                                                                                                 -------------
          WEST VIRGINIA   1.2%
    2,450 West Virginia Univ Rev Impt WV
             Univ Proj Ser C (FGIC Insd) ........................        5.000       10/01/27        2,541,654
                                                                                                 -------------

          WISCONSIN   0.6%
    1,205 Wisconsin St Hlth & Ed Fac Auth
             Rev (ACA Insd) (Prerefunded
             @ 05/15/10) ........................................        6.150       05/15/25        1,277,541
                                                                                                 -------------

          PUERTO RICO   2.7%
    4,800 Puerto Rico Comwlth Hwy & Tran
             Auth Hwy Rev Rfdg Ser Y (FSA
             Insd) (i) ..........................................        6.250       07/01/21        5,814,672
                                                                                                 -------------

TOTAL LONG-TERM INVESTMENTS   187.7%
   (Cost $323,911,246) ......................................................................      403,071,236
                                                                                                 -------------

SHORT-TERM INVESTMENTS  5.2%
MUNICIPAL BONDS   5.2%
Curators Univ MO Sys Fac Rev Ser A ($1,500,000 par, yielding 3.700%,
   11/01/32 maturity) (j) ...................................................................        1,500,000
Illinois Fin Auth Rev Resurrection Hlth Ser B ($2,105,000 par, yielding 3.700%,
   05/15/35 maturity) (j) ...................................................................        2,105,000
Mount Vernon, IN Pollutn Ctl & Solid Waste Disp Rev General Elec Co Proj
   ($2,400,000 par, yielding 3.650%, 12/01/14 maturity)  (j) ................................        2,400,000
North Carolina Med Care Commn Hlthcare Fac Rev First Mtg Carol
   Woods Proj ($1,900,000 par, yielding 3.680%, 04/01/31 maturity)  (j) .....................        1,900,000
Washington St Hlthcare Fac Auth Rev Mason Med Ctr Rfdg ($2,300,000
   par, yielding 3.680%, 02/15/27 maturity)  (j) ............................................        2,300,000
Wisconsin St Hlth & Ed Fac Auth Rev Gundersen Lutheran Ser B
   ($1,000,000 par, yielding 3.680%, 05/01/33 maturity)  (j) ................................        1,000,000
                                                                                                 -------------

TOTAL SHORT-TERM INVESTMENTS
   (Cost $11,205,000) .......................................................................       11,205,000
                                                                                                 -------------

TOTAL INVESTMENTS  192.9%
   (Cost $335,116,246) ......................................................................      414,276,236

LIABILITY FOR FLOATING RATE NOTE OBLIGATIONS RELATED TO SECURITIES HELD (33.1%)
   (Cost ($71,185,000))
(71,185)  Notes with interest rates ranging from 3.61% to 3.71% at July 31,
          2007 and contractual maturities of collateral ranging
          from 2023 to 2041 (f) .............................................................      (71,185,000)
                                                                                                 -------------

TOTAL NET INVESTMENTS  159.8%
   (Cost $263,931,246) ......................................................................      343,091,236

OTHER ASSETS IN EXCESS OF LIABILITIES  0.3% .................................................          686,156

PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS)  (60.1%) .................................     (129,061,763)
                                                                                                 -------------

NET ASSETS APPLICABLE TO COMMON SHARES  100.0% ..............................................    $ 214,715,629
                                                                                                 =============


Percentages are calculated as a percentage of net assets applicable to common shares.

 *   Zero coupon bond
(a)  Underlying security related to Inverse Floaters entered into by the Trust.
(b)  Security is a "step-up" bond where the coupon increases or steps up at a predetermined date.
(c)  144A-Private Placement security which is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold in transactions exempt from registration which are normally those transactions with qualified institutional buyers.
(d)  Security purchased on a when-issued or delayed delivery basis.
(e)  Escrowed to Maturity
(f)  Floating rate notes. The interest rates shown reflect the rates in effect at July 31, 2007.
(g)  The Trust owns 100% of the outstanding bond issuance.
(h)  Security is restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 2.2% of net assets applicable to common shares.
(i)  All or a portion of this security has been physically segregated in connection with open futures contracts.
(j)  Variable Rate Coupon

ACA - American Capital Access
AMBAC - AMBAC Indemnity Corp.
AMT - Alternative Minimum Tax
CIFG - CDC IXIS Financial Guaranty
Connie Lee - Connie Lee Insurance Co.
FGIC - Financial Guaranty Insurance Co.
FHA - Federal Housing Administration
FNMA - Federal National Mortgage Association
FSA - Financial Security Assurance Inc.
GNMA - Government National Mortgage Association
MBIA - Municipal Bond Investors Assurance Corp.
MBIA-IBC - MBIA Insured Bond Certificates
Radian - Radian Asset Assurance
XLCA - XL Capital Assurance Inc


FUTURES CONTRACTS OUTSTANDING AS OF JULY 31, 2007:

                                                                                     UNREALIZED
                                                                                    APPRECIATION/
                                                                   CONTRACTS        DEPRECIATION
SHORT CONTRACTS:
U.S. Treasury Bond Futures, September 2007 (Current
   Notional Value of $110,063 per contract) .......                   464            $ (459,711)
                                                                      ===            ==========

Item 2. Controls and Procedures.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits.

(a) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Select Sector Municipal Trust

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: September 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Ronald E. Robison
    ---------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: September 20, 2007

By: /s/ Stuart N. Schuldt
    ---------------------
Name: Stuart N. Schuldt
Title: Principal Financial Officer
Date: September 20, 2007